Debt instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial Assets Measured at Fair Value Through Profit or Loss	R$ 107,585,055	R$ 84,291,192
Financial Assets Measured at Fair Value through Other Comprehensive Income	92,058,907	59,036,137
Financial Assets Measured at Amortized Cost	84,529,222	101,087,321
Comprising:
Debt instruments at Amortized Cost	86,598,778	102,673,487
Provision for impairment losses (note 9.c)	(2,069,556)	(1,586,166)
Total	284,173,184	244,414,650
Type:
Government securities - Brazil (1)	190,643,118	148,750,440
Debentures and promissory notes	70,450,135	49,083,296
Other debt securities	23,079,931	46,580,914
Total	R$ 284,173,184	R$ 244,414,650